GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of changes in intangible assets and goodwill

	Development costs	Contracts and others	Customer relations	Information Technology	Total other intangible assets	Goodwill (1)

As of January 1, 2023, net of accumulated amortization	8,274	-	11,737	414	20,425	33,745
Additions during the year	4,203	-	-	-	4,203	-
Amortization during the year	(2,770)	-	(1,309)	(104)	(4,183)	-
Currency translation differences	171	-	(372)	13	(188)	(780)

As of December 31, 2023, net of accumulated amortization	9,878	-	10,056	323	20,257	32,965

As of December 31, 2023:

Cost	44,131	7,766	16,215	644	68,756	32,965
Accumulated amortization	(34,253)	(7,766)	(6,159)	(321)	(48,499)	-

Net carrying amount	9,878	-	10,056	323	20,257	32,965

	Development costs	Contracts and others	Customer relations	Information Technology	Total other intangible assets	Goodwill (1)

As of January 1, 2022, net of accumulated amortization	5,309	-	14,929	549	20,787	37,508
Additions during the year	5,243	-	-	-	5,243	-
Amortization during the year	(1,829)	-	(1,526)	(102)	(3,457)	-
PPA adjustment (see Note 5)	-	-	-	-	-	407
Currency translation differences	(449)	-	(1,666)	(33)	(2,148)	(4,170)

As of December 31, 2022, net of accumulated amortization	8,274	-	11,737	414	20,425	33,745

As of December 31, 2022:

Cost	46,961	7,488	16,510	621	71,580	33,745
Accumulated amortization	(38,687)	(7,488)	(4,773)	(207)	(51,155)	-

Net carrying amount	8,274	-	11,737	414	20,425	33,745

(1)
The recoverable amount of the cash generating units to which the goodwill mainly relates has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period.

Schedule of information for cash-generating units
The carrying amount of the goodwill has been allocated to the following cash generating units:

	December 31,
	2023	2022

Israel - Telemedicine	2,954	3,044
Israel – Mediton	16,111	16,606
Germany	13,900	14,095

	32,965	33,745
The pre-tax discount rate applied to cash flow projections are as follows:

	December 31,
	2023	2022

Israel - Telemedicine	20.7%	19.1%
Israel – Mediton	19.4%	18.3%
Germany	20.5%	16.8%

The average growth rate of revenues in the 5 year forecast period subsequent to the end of the reporting period, are as follows:

	December 31,
	2023	2022

Israel - Telemedicine	3.2%	4%
Israel – Mediton	4.9%	5.4%
Germany	11.3%	13.8%

The cash flows beyond the 5-year period are extrapolated using the following growth rates:

	December 31,
	2023	2022

Israel - Telemedicine	3.2%	3.2%
Israel – Mediton	3.2%	3.2%
Germany	3%	3%